NUVEEN GLOBAL TOTAL RETURN BOND FUND

SUPPLEMENT DATED NOVEMBER 18, 2016

TO THE PROSPECTUS DATED OCTOBER 31, 2016

Nuveen Global Total Return Bond Fund will be liquidated after the close of business on or near January 24, 2017.

Effective December 19, 2016, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until January 19, 2017. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on or near January 24, 2017, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-GTRBP-1116P

NUVEEN GLOBAL TOTAL RETURN BOND FUND

SUPPLEMENT DATED NOVEMBER 18, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2016

Nuveen Global Total Return Bond Fund will be liquidated after the close of business on or near January 24, 2017.

Effective December 19, 2016, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until January 19, 2017. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on or near January 24, 2017, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GTRBSAI-1116P